Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Financial Assets and Financial Liabilities

The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, “Financial Instruments”:

		June 30,		December 31,
		2024	2023	2023
		Unaudited		Audited
	Note	USD in thousands

Financial assets:
Cash and cash equivalents		$316	$2,081	$2,141
Short-term deposits		2,308	-	3,000
Loans to related party		2,448	-	-
Trade receivables		19	43	22
Government authorities		74	100	62
Other receivables		97	715	203
Investments in financial assets		403	849	659

		$5,665	$3,788	$6,087

Financial liabilities:
Credit from others		$-	$-	$48
Warrants liability		345	1,714	532
Lease liability		64	-	76

Total financial and lease liabilities		$409	$1,714	$656

The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, “Financial Instruments” (“IFRS 9”):

	December 31,
	2023	2022
Financial assets:
Cash and restricted deposits	$2,141	$3,634
Short term deposits	3,000	-
Government authorities	62	45
Other receivables	203	46
Investments in financial assets	659	591

Total financial assets at amortized cost	6,065	4,316

Financial liabilities:

Credit from others	48	102
Warrants liability	532	2,737
Lease liability	76	27

Total financial and lease liabilities	$656	$2,866

The tables below are a comparison between the carrying amount and fair value of the Company’s financial instruments as of December 31, 2023, and 2022, which are presented in the financial statements not at fair value (other than those whose amortized cost is a reasonable approximation of fair values):

	Carrying amount	Fair Value
	December 31,	December 31, 2023
	2023	Level 1	Level 2		Level 3
Cash and restricted deposits	$2,141	$-		$-	$2,141
Short term deposits	3,000	-		-	3,000
Government authorities	62	-		-	62
Other receivables	203	-		-	203
Investments in financial assets	659	$-		$-	$659
Total financial assets at amortized cost	$6,065	$-		$-	$6,065

Credit from others	$48	$-		$-	$48
Warrants liability	532	-		-	532
Lease liability	76	-		-	76
Total financial and lease liabilities	$656	$-	$		$656

	Carrying amount	Fair Value
	December 31,	December 31, 2023
	2023	Level 1	Level 2		Level 3
Cash and restricted deposits	$3,634	$-		$-	$3,634
Short term deposits	-	-		-	-
Government authorities	45	-		-	45
Other receivables	46	-		-	46
Investments in financial assets	591	$-		$-	$591
Total financial assets at amortized cost	$4,316	$-		$-	$4,316

Credit from others	$102	$-		$-	$102
Warrants liability	2,737	-		-	2,737
Lease liability	27	-		-	27
Total financial and lease liabilities	$2,866	$-	$		$2,866

Schedule of Warrants Fair Value Using Black–Scholes OPM

The warrants’ fair value was calculated using the Black–Scholes OPM, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:

	December 31, 2023	December 31, 2022	March 23, 2020
Dividend yield (%)	0	0	0
Expected volatility (%)	72	72	122.01
Risk-free interest rate (%)	3.84	4.00	0.38
Underlying Share Price ($)	4.88	19.66	11.18
Exercise price ($)	637	637	637
Warrants fair value ($)	0	0	0.36